UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and Address of Issuer:    Perritt MicroCap Opportunities Fund, Inc.
                                      10 S. Riverside Plaza, #1520
                                      Chicago, IL  60606

2.     Name of each series or class of securities for which this Form is filed:
       Perritt MicroCap Opportunities Fund.

3.     Investment Company Act File Number:    811-05308
       Securities Act File Number:            33-16812

4.(a)  Last day of fiscal year for which this Form is filed:         10/31
  (b)  Is this Form being filed late?                                NO
  (c)  Is this the last time the issuer will be filing this form:    NO


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5.     Calculation of registration fee:

       (i)      Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                             $ 8,861,171.16

       (ii)     Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                              $11,177,918.51

       (iii)    Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission:                                   $ 9,154,146.38

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                 $20,332,064.89

       (v)      Net Sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                       $0.00

       (vi)     Redemption credits available for use
                in future years - if Item 5(i) is
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                  ($11,470,893.73)

       (vii)    Multiplier for determining
                registration fee:                              x    0.000264

       (viii)   Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                 $0.00

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933, pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       0.00.



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7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's
       fiscal year:  NO                                                $0.00

8.     Total of the amount of the registration fee due
       plus any interest due [line 5(viii) plus line 7]:               $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       Not Applicable

       Method of Deliver:  Not Applicable
           [ ]   Wire Transfer
           [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By:      /s/  Robert A. Laatz
         -----------------------------------
         Robert A. Laatz, Secretary

Date:    December 20, 2000